Depreciation and Amortization Expenses - Summary of Depreciation and Amortization (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Profit or loss [abstract]
Amortization of intangible assets	¥ 225,740	$ 32,608	¥ 201,420	¥ 109,913
Depreciation of investment property	385	56	361	355
Depreciation of property, plant and equipment	437,381	63,180	462,588	508,726
Depreciation of right-of-use assets	48,861	7,058	50,461	46,071
Depreciation and amortization expenses	¥ 712,367	$ 102,902	¥ 714,830	¥ 665,065